Property, Plant and Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 72.5	$ 64.8	$ 57.0
Amortization expense related to computer software costs	10.8	8.2	7.5
Asset impairment charges	16.2	11.6	1.8
Repairs and maintenance expense	$ 14.0	$ 13.7	$ 12.9